Employee Related Obligations	6 Months Ended
Jul. 02, 2023
Retirement Benefits [Abstract]
Pensions	Employee Related Obligations
At the end of fiscal years 2022 and 2021, employee related obligations recorded on the Combined Balance Sheets were:

(Dollars in Millions)	2022	2021
Pension benefits	$216	$303
Postretirement benefits	5	5
Total employee obligations	221	308
Less: current benefits in Accrued liabilities	(7)	(6)
Employee related obligations - non-current	$214	$302
Pensions and Other Benefit Plans
Single Employer Plans
The Company is the plan sponsor for certain defined benefit retirement plans and other benefit plans and these Combined Financial Statements reflect the periodic benefit costs and funded status of such plans. The Company uses December 31 as the fiscal year-end measurement date for these plans. The Company’s defined benefit retirement plans are located outside the United States.
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans sponsored by the Company for 2022, 2021 and 2020 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Service cost	$8	$7	$6	$—	$—	$—
Interest cost	4	2	3	—	1	—
Recognized actuarial losses (gain)	4	6	5	—	(1)	—
Curtailments and settlements	—	—	1	—	—	—
Expected return on plan assets	(1)	—	—	—	—	—
Net periodic benefit cost	$15	$15	$15	$—	$—	$—
The service cost component of net periodic benefit cost is presented in the same line items on the Combined Statements of Operations where other employee compensation costs are reported, including Cost of sales and Selling, general, and administrative expenses. All other components of net periodic benefit costs are presented as part of Other expense (income), net on the Combined Statements of Operations.
The following table represents the weighted-average actuarial assumptions:

	Retirement Plans			Other Benefit Plans
Worldwide Benefit Plans	2022	2021	2020	2022	2021	2020
Net Periodic Benefit Cost
Service cost discount rate	2.3%	1.2%	1.5%	—%	—%	—%
Interest cost discount rate	3.1%	0.7%	1.0%	—%	—%	—%
Rate of increase in compensation levels	2.5%	2.7%	2.7%	—%	—%	—%
Expected long-term rate of return on plan assets	2.9%	2.1%	2.5%	—%	—%	—%
Benefit Obligation
Discount rate	4.2%	1.4%	1.1%	12.3%	11.5%	13.3%
Rate of increase in compensation levels	2.7%	2.7%	2.7%	—%	—%	—%
The Company’s discount rates are determined by considering current yield curves representing high quality, long-term fixed income instruments. The resulting discount rates are consistent with the duration of plan liabilities. The Company’s methodology in determining service and interest cost uses duration specific spot rates along that yield curve to the plans’ liability cash flows.
The expected rates of return on plan asset assumptions represent the Company’s assessment of long-term returns on diversified investment portfolios globally. The assessment is determined using projections from external financial sources, long-term historical averages, actual returns by asset class and the various asset class allocations by market.
The healthcare cost trend rates have reached the ultimate trend rates of 8.3% and 8.3% for fiscal years 2022 and 2021 respectively.
The following table sets forth information related to the benefit obligation and the fair value of plan assets at fiscal year-end 2022 and 2021 for the defined benefit retirement plans and other benefit plans sponsored by the Company:

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2022	2021	2022	2021
Change in Benefit Obligation
Projected benefit obligation - beginning of year	$303	$347	$5	$5
Service cost	8	7	—	—
Interest cost	4	2	—	1
Actuarial gain (1)	(82)	(21)	—	—
Curtailments, settlements & restructuring	—	—	—	—
Benefits paid from plan	(8)	(9)	—	—
Effect of exchange rates	(19)	(23)	—	(1)
Other (2)	29	—	—	—
Projected benefit obligation - end of year	$235	$303	$5	$5
Change in Plan Assets
Plan assets at fair value - beginning of year	$—	$—	$—	$—
Company contributions	9	9	—	—
Benefits paid from plan assets	(8)	(9)	—	—
Actual return on plan assets	(1)	—	—	—
Effect of exchange rates	(2)	—	—	—
Transfers	21	—		—
Plan assets at fair value - end of year	19	—	—	—
Funded status - end of year	(216)	(303)	—	—
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Accrued liabilities	(7)	(6)	—	—
Employee related obligations - non-current	(209)	(297)	(5)	(5)
Total recognized in the Combined Balance Sheets - end of year	(216)	(303)	(5)	(5)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial (gain) loss	(15)	79	(4)	(4)
Prior service cost	4	2	—	—
Total before tax effects	(11)	81	(4)	(4)

Accumulated Benefit Obligations - end of year	$204	$262	$3	$3
__________________
(1)The actuarial gain for retirement plans in 2022 was primarily related to increases in discount rates
(2)This amount includes $25 million related to new unfunded pension plans included in the balance during 2022 from the Parent and other pension plans. See Note 9.

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2022	2021	2022	2021
Amounts Recognized in Net Periodic Benefit Cost and Other Comprehensive Income
Net periodic benefit cost	$15	$15	$—	$—
Net actuarial gain (1)	(82)	(21)	—	—
Amortization of net actuarial loss	(4)	(6)	—	—
Effect of exchange rates	(6)	(7)	—	1
Total (income)/loss recognized in other comprehensive income, before tax	$(92)	$(34)	$—	$1
Total recognized in net periodic benefit cost and other comprehensive income	$(77)	$(19)	$—	$1
_________________
(1) The actuarial gain for retirement plans in 2022 was primarily related to increases in discount rates
The Company’s pension plans are funded in accordance with local regulations. Additional discretionary contributions are made when deemed appropriate to meet the long-term obligations of the plans. For certain plans, funding is not a common practice, as funding provides no economic benefit. Consequently, the Company’s pension plans are not funded. The following table displays the projected future benefit payments from the Company’s defined benefit retirement plans and other benefit plans:

(Dollars in Millions)	2023	2024	2025	2026	2027	2028- 2032
Projected future benefit payments
Retirement plans	$10	$11	$12	$12	$13	$80
Other benefit plans	$—	$—	$—	$—	$—	$2
The Company currently has no projected benefit plan contributions.
The Company’s retirement plan assets at the end of 2022 were primarily comprised of debt, equity and insurance contracts.
The Company’s retirement plan asset allocation at the end of 2022 and 2021 and target allocations for 2023 are as follows:

	Percent of Plan Assets		Target Allocation
Worldwide Retirement Plans	2022	2021	2023
Equity securities	42%	—%	42%
Debt securities	56%	—%	56%
Other assets	2%	100%	2%
Total plan assets	100%	100%	100%
Determination of Fair Value of Plan Assets
The Plan has an established and well-documented process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon models that primarily use, as inputs, market-based or independently sourced market parameters, including yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves.
While the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Valuation Hierarchy
The authoritative literature establishes a three-level hierarchy to prioritize the inputs used in measuring fair value. The levels within the hierarchy are described in the table below with Level 1 having the highest priority and Level 3 having the lowest. The Net Asset Value (NAV) is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Following is a description of the valuation methodologies used for the investments measured at fair value.
•Debt instruments — A limited number of these investments are valued at the closing price reported on the major market on which the individual securities are traded. Where quoted prices are available in an active market, the investments are classified as Level 1. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are classified as Level 2. Level 3 debt instruments are priced based on unobservable inputs.
•Equity securities — Equity securities are valued at the closing price reported on the major market on which the individual securities are traded. Substantially all equity securities are classified within Level 1 of the valuation hierarchy.
•Other assets — Other assets are primarily related to insurance contracts. The instruments are issued by insurance companies. The fair value is based on negotiated value and the underlying investments held in separate account portfolios as well as considering the credit worthiness of the issuer. The underlying investments are government, asset-backed and fixed income securities. In general, insurance contracts are classified as Level 3 as there are no quoted prices nor other observable inputs for pricing.
The following table sets forth the Retirement Plans' investments measured at fair value as of January 1, 2023 and January 2, 2022:

	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Assets
(Dollars in Millions)	2022	2021	2022	2021	2022	2021	2022	2021
Debt instruments	$—	$—	$9	$—	$—	$—	$9	$—
Equity securities	9	—	—	—	—	—	9	—
Other assets	—	—	—	—	1	—	1	—
Investments at fair value	$9	$—	$9	$—	$1	$—	$19	$—
Multiemployer Plans
The Parent has defined benefit pension plans covering eligible employees in the United States and in certain of its international subsidiaries. The Parent also provides medical benefits, principally to its U.S. retirees and their dependents through its other postretirement benefit plans. The participation of the Company’s employees and retirees in these plans is reflected as though the Company participated in a multiemployer plan with the Parent. Liabilities associated with these plans are not reflected in the Company’s Combined Balance Sheets. The Combined Statements of Operations includes expense allocations for these benefits which were determined using a proportional allocation method. Total benefit plan expense allocated to the Company amounted to $54 million, $93 million and $94 million for fiscal years 2022, 2021 and 2020, respectively.
Savings Plan
In the United States, the Parent has voluntary 401(k) savings plans designed to enhance the existing retirement programs covering eligible employees. The Parent matches a percentage of each employee’s contributions consistent with the provisions of the plan for which he/she is eligible. Total Parent matching contributions attributable to the Company’s employees were $14 million, $14 million and $12 million in fiscal years 2022, 2021 and 2020, respectively.
Post-Employment Benefit Plans
Additionally, the Parent maintains a post-employment benefit plan to provide limited benefits to its former employees, including former employees of the Company, if they are involuntarily terminated. The duration of these benefits are generally based on the employee’s term of service with the Parent, and includes both severance compensation and other benefits, including medical coverage. The post-employment plan is published and is considered a benefit to employees which is earned over the employee’s term of service. As a result, the Parent recognizes the cost of this benefit as it is earned by the employee as required by ASC 712: Compensation - non-retirement post-employment benefits. The cost of this benefit allocated to the Company in fiscal years 2022, 2021 and 2020 was approximately $46 million, $49 million and $53 million, respectively, and is reflected as an expense in the Combined Statements of Comprehensive Income (Loss).
Pensions
Single Employer Plans
Net periodic benefit costs for the Company’s defined benefit retirement plans sponsored by the Company for the fiscal three and six months ended July 2, 2023 and July 3, 2022, included the following components:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Service cost	$5	$2	$10	$4
Interest cost	7	1	10	2
Recognized actuarial gain	—	1	—	2
Expected return on plan assets	(7)	—	(10)	—
Net periodic benefit cost	$5	$4	$10	$8
The service cost component of net periodic benefit cost is presented in the same line items on the Company’s Condensed Consolidated Statements of Operations where other employee compensation costs are reported, including Cost of sales and Selling, general, and administrative expenses. All other components of net periodic benefit costs are presented as part of Other expense (income), net on the Company’s Condensed Consolidated Statements of Operations.
Multiemployer Plans
The Parent has defined benefit pension plans covering eligible employees in the United States and in certain of its international subsidiaries. The Parent also provides medical benefits, principally to its U.S. retirees and their dependents through its other postretirement benefit plans. The participation of the Company’s employees and retirees in these plans is reflected as though the Company participated in a multiemployer plan with the Parent. Assets and liabilities associated with these plans are not reflected in the Company’s Condensed Consolidated Balance Sheets. The Condensed Consolidated Statements of Operations include expense allocations for these benefits, which were determined using a proportional allocation method. Total benefit plan expense allocated to the Company amounted to $1 million and $15 million for the fiscal three months ended July 2, 2023 and July 3, 2022, respectively, and $17 million and $27 million for the fiscal six months ended July 2, 2023 and July 3, 2022, respectively.
In connection with the completion of the Separation, the Parent transferred certain pension plans to the Company during the fiscal six months ended July 2, 2023, resulting in the transfer of net pension assets of $86 million and net pension liabilities of $21 million. The Company has certain additional pension plans that will be transferred from the Parent.